Financial risk management (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Financial Assets and Liabilities by Class

2018 US$M	Loans and receivables	Available for sale securities	Held at fair value through profit or loss	Cash flow hedges	Other financial assets and liabilities at amortised cost	Total
Fair value hierarchy (1)		Level 3	Levels 1,2 & 3	Level 2
Current cross currency and interest rate swaps	–	–	12	–	–	12
Current other derivative contracts (2)	–	–	170	–	–	170
Current available for sale shares and other investments (3)(4)	–	–	18	–	–	18
Non-current cross currency and interest rate swaps	–	–	423	(27)	–	396
Non-current other derivative contracts (2)	–	–	195	–	–	195
Non-current available for sale shares and other investments (3)(4)(5)	–	80	328	–	–	408

Total other financial assets	–	80	1,146	(27)	–	1,199
Cash and cash equivalents	15,871	–	–	–	–	15,871
Trade and other receivables (6)	1,799	–	1,126	–	–	2,925
Loans to equity accounted investments	13	–	–	–	–	13

Total financial assets	17,683	80	2,272	(27)	–	20,008

Non-financial assets						91,985

Total assets						111,993

Current cross currency and interest rate swaps	–	–	171	(50)	–	121
Current other derivative contracts (2)(7)	–	–	17	–	–	17
Non-current cross currency and interest rate swaps	–	–	298	794	–	1,092
Non-current other derivative contracts (2)(7)	–	–	1	–	–	1

Total other financial liabilities	–	–	487	744	–	1,231
Trade and other payables (8)	–	–	377	–	5,414	5,791
Bank overdrafts and short-term borrowings (9)	–	–	–	–	58	58
Bank loans (9)	–	–	–	–	2,555	2,555
Notes and debentures (9)	–	–	–	–	23,298	23,298
Finance leases	–	–	–	–	802	802
Other (9)	–	–	–	–	92	92

Total financial liabilities	–	–	864	744	32,219	33,827

Non-financial liabilities						17,496

Total liabilities						51,323

2017 US$M	Loans and receivables	Available for sale securities	Held at fair value through profit or loss	Cash flow hedges	Other financial assets and liabilities at amortised cost	Total
Fair value hierarchy (1)		Level 3	Levels 1,2 & 3	Level 2
Current other derivative contracts (2)	–	–	41	–	–	41
Current available for sale shares and other investments (3) (4)	–	–	31	–	–	31
Non-current cross currency and interest rate swaps	–	–	578	27	–	605
Non-current other derivative contracts (2)	–	–	332	–	–	332
Non-current available for sale shares and other investments (3) (4) (5)	–	70	274	–	–	344

Total other financial assets	–	70	1,256	27	–	1,353
Cash and cash equivalents	14,153	–	–	–	–	14,153
Trade and other receivables (6)	1,813	–	920	–	–	2,733
Loans to equity accounted investments	644	–	–	–	–	644

Total financial assets	16,610	70	2,176	27	–	18,883

Non-financial assets						98,123

Total assets						117,006

Current cross currency and interest rate swaps	–	–	(4)	254	–	250
Current other derivative contracts (2) (7)	–	–	144	–	–	144
Non-current cross currency and interest rate swaps	–	–	42	1,053	–	1,095
Non-current other derivative contracts (2) (7)	–	–	4	7	–	11

Total other financial liabilities	–	–	186	1,314	–	1,500
Trade and other payables (8)	–	–	502	–	4,920	5,422
Bank overdrafts and short-term borrowings (9)	–	–	–	–	45	45
Bank loans (9)	–	–	–	–	2,281	2,281
Notes and debentures (9)	–	–	–	–	27,041	27,041
Finance leases	–	–	–	–	897	897
Other (9)	–	–	–	–	210	210

Total financial liabilities	–	–	688	1,314	35,394	37,396

Non-financial liabilities						16,884

Total liabilities						54,280

(1)

All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(2)	Includes other derivative contracts of US$213 million (2017: US$365 million) categorised as Level 3.

(3)	Includes investments held by BHP Billiton Foundation which are restricted and not available for general use by the Group of US$343 million (2017: US$304 million).

(4)	Includes other investments held at fair value through profit or loss (US Treasury Notes) of US$108 million categorised as Level 1 (2017: US$97 million).

(5)	Includes shares and other investments available for sale of US$80 million (2017: US$70 million) categorised as Level 3.

(6)	Excludes input taxes of US$338 million (2017: US$262 million) included in other receivables. Refer to note 7 ‘Trade and other receivables’.

(7)	Includes US$nil (2017: US$7 million) natural gas futures contracts used by the Group to mitigate price risk designated as cash flow hedges.

(8)	Excludes input taxes of US$189 million (2017: US$134 million) included in other payables. Refer to note 8 ‘Trade and other payables’.

(9)	All interest bearing liabilities, excluding finance leases, are unsecured.

Summary of Movement of Interest Bearing Liabilities and Related Derivatives

The movement in the year in the Group’s interest bearing liabilities and related derivatives is as follows:

2018 US$M	Interest bearing liabilities					Derivatives (assets)/ liabilities
	Bank loans	Notes and debentures	Finance leases	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,281	27,041	897	45	210	740
Proceeds from interest bearing liabilities	500	–	–	–	28	–	528
Settlements of debt related instruments	–	–	–	–	–	(218)	(218)
Repayment of interest bearing liabilities	(221)	(3,736)	(81)	–	(150)	–	(4,188)

Change from Net financing cash flows	279	(3,736)	(81)	–	(122)	(218)	(3,878)

Other movements:
Interest rate impacts	–	(353)	–	–	–	329
Foreign exchange impacts	–	245	(9)	–	–	(254)
Other interest bearing liabilities/derivative related changes	(5)	101	–	13	4	208
Liabilities transferred to held for sale	–	–	(5)	–	–	–

At the end of the financial year	2,555	23,298	802	58	92	805